Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 332,170	$ 139,102	$ 995,245	$ 247,434	$ 308,129	$ 898,084
Cost of Revenue	348,371	81,330	752,451	109,015	137,897	726,252
Gross profit	(16,201)	57,772	242,794	138,419	170,232	171,832
Operating Expenses:
Selling expenses	93,904	0	183,570	0
Compensation - officers	44,905	30,000	106,580	90,000	120,000	120,000
Research and development	66,282	58,930	193,002	166,719	221,510	208,238
Professional fees	399,650	157,013	971,789	720,910	960,846	107,899
General and administrative	269,961	155,676	619,131	360,728	451,597	256,225
Total Operating Expenses	874,702	401,619	2,074,072	1,338,357	1,753,953	692,362
Loss from Operations	(890,903)	(343,847)	(1,831,278)	(1,199,938)	(1,583,721)	(520,530)
Other Income (Expense):
Interest income (expense), net	(232)	1,317	836	(441,703)	(440,943)	(105,831)
Other income	8,460	0	10,440	0
Total other expense	8,228	1,317	11,276	(441,703)	(440,943)	(105,831)
Loss before income taxes	(882,675)	(342,530)	(1,820,002)	(1,641,641)	(2,024,664)	(626,361)
Tax expense	0	0	0	0
Net Loss	$ (882,675)	$ (342,530)	$ (1,820,002)	$ (1,641,641)	$ (2,024,664)	$ (626,361)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	40,959,741	40,855,049	40,945,807	36,720,480	37,778,614	34,571,706
Net Loss Per Common Share:
Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.02)
Revenue [Member]
Total revenue	$ 324,870	$ 139,102	$ 984,945	$ 236,859	$ 285,929	$ 891,513
Revenue Related Party [Member]
Total revenue	$ 7,300	$ 0	$ 10,300	$ 10,575	$ 22,200	$ 6,571